Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	23.86%	31.44%	(32.65%)	(17.65%)	14.36%	23.91%	(2.91%)	17.03%	3.90%	(8.40%)
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	44.86%	15.04%	26.64%	41.67%	(29.40%)	11.80%	(18.73%)	(14.02%)	64.81%	(45.74%)
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	7.68%	10.71%	(11.04%)	16.55%	5.46%	17.28%	(3.06%)	17.09%	10.33%	(1.76%)
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	3.51%	10.16%	(24.38%)	17.83%	27.83%	2.77%	(4.96%)	16.70%	11.39%	(3.34%)
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	22.07%	13.44%	(14.87%)	19.81%	21.00%	11.14%	(4.06%)	26.87%	7.85%	6.71%
Catalyst Systematic Alpha Fund | Catalyst Systematic Alpha Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	(4.30%)	24.29%	(4.70%)	25.71%	14.98%	28.94%	(19.82%)	1.78%	(2.55%)	1.57%
Catalyst Systematic High Income Fund | Catalyst Systematic High Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	2.63%	4.04%	6.06%	8.04%	3.49%	(5.10%)	(2.12%)	(22.74%)	5.81%	7.81%
Catalyst Buffered Shield Fund | Catalyst Buffered Shield Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	13.58%	14.02%	(18.14%)	14.28%	7.17%	20.23%	(5.46%)	14.09%	6.07%
Catalyst/Millburn Hedge Strategy Fund | Catalyst/Millburn Hedge Strategy Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	13.51%	(0.67%)	7.72%	16.89%	(0.49%)	13.84%	(2.16%)	13.97%	17.99%	1.76%
Catalyst Nasdaq-100 Hedged Equity Fund | Catalyst Nasdaq-100 Hedged Equity Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	11.42%	35.92%	(30.54%)	13.12%	5.25%	19.40%	(3.65%)	8.20%	1.33%	(9.39%)
Catalyst/Aspect Enhanced Multi-Asset Fund | Catalyst/Aspect Enhanced Multi-Asset Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	11.83%
Catalyst/Welton Advantage Multi-Strategy Fund | Catalyst/Welton Advantage Multi-Strategy Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	21.06%	(6.51%)	8.65%	32.50%
Catalyst Insider Income Fund | Catalyst Insider Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	7.63%	8.95%	(8.09%)	1.89%	6.34%	5.46%	2.63%	1.88%	6.15%	(0.66%)
Catalyst/SMH High Income Fund | Catalyst/SMH High Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	9.02%	16.43%	(13.48%)	8.03%	9.99%	8.36%	(1.46%)	9.58%	38.99%	(27.84%)
Catalyst/SMH Total Return Income Fund | Catalyst/SMH Total Return Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	10.62%	14.47%	(12.51%)	24.45%	5.10%	19.42%	(7.19%)	12.64%	32.15%	(26.87%)
Catalyst/MAP Global Balanced Fund | Catalyst/MAP Global Balanced Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	4.68%	5.23%	(7.44%)	9.68%	3.61%	11.50%	(3.24%)	11.12%	4.79%	(0.16%)
Catalyst/CIFC Senior Secured Income Fund | Catalyst/CIFC Senior Secured Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	9.14%	13.12%	(2.59%)	3.82%	2.99%	9.76%	0.46%	6.85%	9.60%	(5.40%)
Catalyst Enhanced Income Strategy Fund | Catalyst Enhanced Income Strategy Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	0.62%	(2.33%)	(7.05%)	4.30%	5.91%	16.73%
Eventide Gilead Fund | Eventide Gilead Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	(0.22%)	22.52%	(34.05%)	11.43%	55.11%	33.83%	(2.55%)	32.85%	0.90%	(2.15%)
Eventide Healthcare & Life Sciences Fund | Eventide Healthcare & Life Sciences Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	(10.36%)	10.76%	(19.83%)	(16.77%)	36.69%	58.30%	(0.44%)	45.51%	(16.25%)	14.87%
Eventide Balanced Fund | Eventide Balanced Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	9.49%	11.94%	(15.53%)	16.23%	18.25%	19.61%	(8.48%)	11.73%	9.03%
Eventide Dividend Growth Fund | Eventide Dividend Growth Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	16.28%	19.46%	(21.91%)	31.77%	25.06%	26.68%	(10.66%)
Eventide Limited-Term Bond Fund | Eventide Limited-Term Bond Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	3.61%	5.49%	(5.84%)	(1.41%)	3.60%	5.71%	(0.59%)	3.30%	1.10%	0.32%
Eventide Exponential Technologies Fund | Eventide Exponential Technologies Fund Class A Share
Prospectus [Line Items]
Annual Return [Percent]	2.23%	31.61%	(45.08%)	15.44%
Eventide Core Bond Fund | Eventide Core Bond Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	1.26%	4.90%	(13.61%)	(2.64%)
Eventide Large Cap Focus Fund | Eventide Large Cap Focus Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	15.79%	27.38%